Janus Henderson Absolute Return Income Opportunities Fund

Schedule of Investments (unaudited)

March 31, 2020

Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities – 28.3%
La Trobe Financial Capital Markets Trust 2017-1,
30 Day Australian Bank Bill Rate + 2.9500%, 3.5351%, 1/14/49‡	916,096	AUD	$564,776
La Trobe Financial Capital Markets Trust 2017-2,
30 Day Australian Bank Bill Rate + 1.9000%, 2.5033%, 1/12/49‡	6,350,894	AUD	3,881,189
La Trobe Financial Capital Markets Trust 2017-2,
30 Day Australian Bank Bill Rate + 2.4000%, 3.0033%, 1/12/49‡	8,000,000	AUD	4,898,264
Liberty Series 2016-2,
30 Day Australian Bank Bill Rate + 2.7000%, 3.1594%, 8/25/48‡	729,060	AUD	441,352
Liberty Series 2018-1 SME,
30 Day Australian Bank Bill Rate + 1.4500%, 1.4559%, 7/10/50‡	6,902,782	AUD	4,163,804
Liberty Series 2018-1 SME,
30 Day Australian Bank Bill Rate + 2.3500%, 2.3559%, 7/10/50‡	3,500,000	AUD	2,081,667
Liberty Series 2018-3,
30 Day Australian Bank Bill Rate + 2.1000%, 2.5594%, 10/25/50‡	1,500,000	AUD	928,763
Pepper I-Prime 2017-2 Trust,
30 Day Australian Bank Bill Rate + 2.0000%, 2.6464%, 12/13/48‡	3,557,363	AUD	2,195,492
Pepper I-Prime 2018-1 Trust,
30 Day Australian Bank Bill Rate + 1.6500%, 2.1117%, 11/23/49‡	8,200,000	AUD	4,861,152
Pepper Residential Securities Trust NO 18,
30 Day Australian Bank Bill Rate + 2.1000%, 2.7033%, 8/12/58‡	1,481,870	AUD	909,682
RedZed Trust Series 2018-1,
30 Day Australian Bank Bill Rate + 2.4000%, 2.9900%, 3/9/50‡	8,200,000	AUD	4,857,543
RESIMAC Bastille Trust Series 2017-1NC,
30 Day Australian Bank Bill Rate + 1.8500%, 2.4400%, 12/8/58‡	241,572	AUD	148,079
TORRENS Series 2014-2 Trust,
30 Day Australian Bank Bill Rate + 1.6000%, 2.2033%, 1/12/46‡	2,348,309	AUD	1,438,962
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $37,047,604)			31,370,725
Corporate Bonds – 47.5%
Banking – 22.0%
Australia & New Zealand Banking Group Ltd,
90 Day Australian Bank Bill Rate + 2.7000%, 3.6066%, 5/17/26‡	3,000,000	AUD	1,862,598
Australia & New Zealand Banking Group Ltd,
AUD SWAP 5 YR + 1.8500%, 4.7500%, 5/13/27‡	2,000,000	AUD	1,287,147
Bendigo & Adelaide Bank Ltd,
90 Day Australian Bank Bill Rate + 2.4500%, 3.2600%, 11/30/28‡	2,500,000	AUD	1,480,903
Commonwealth Bank of Australia,
90 Day Australian Bank Bill Rate + 2.6500%, 3.2435%, 6/3/26‡	3,100,000	AUD	1,929,442
Commonwealth Bank of Australia,
ICE LIBOR USD 3 Month + 2.0940%, 3.3750%, 10/20/26‡	$1,000,000		991,510
Credit Union Australia Ltd,
90 Day Australian Bank Bill Rate + 1.2300%, 1.7750%, 3/4/22‡	900,000	AUD	553,782
DBS Group Holdings Ltd,
90 Day Australian Bank Bill Rate + 1.5800%, 2.1733%, 3/16/28‡	1,300,000	AUD	777,183
Horse Gallop Finance Ltd,
ICE LIBOR USD 3 Month + 1.1800%, 2.5546%, 6/28/21‡	2,537,000		2,536,493
Lloyds Banking Group PLC, 3.9000%, 11/23/23	4,000,000	AUD	2,627,686
Macquarie Group Ltd,
90 Day Australian Bank Bill Rate + 1.1500%, 1.7433%, 12/15/22‡	2,960,000	AUD	1,809,652
National Australia Bank Ltd,
90 Day Australian Bank Bill Rate + 2.4000%, 2.8629%, 9/21/26‡	568,000	AUD	352,183
National Australia Bank Ltd, AUD SWAP 5 YR + 2.4000%, 4.0000%, 9/21/26‡	2,743,000	AUD	1,719,000
Oversea-Chinese Banking Corp Ltd, 4.2500%, 6/19/24	2,000,000		2,055,815
Standard Chartered PLC,
90 Day Australian Bank Bill Rate + 1.8500%, 2.2417%, 6/28/25‡	320,000	AUD	194,097
Westpac Banking Corp, AUD SWAP 5 YR + 1.9500%, 4.5000%, 3/11/27‡	3,810,000	AUD	2,419,611
Westpac Banking Corp, AUD SWAP 5 YR + 2.6500%, 4.8000%, 6/14/28‡	2,724,000	AUD	1,765,381
			24,362,483
Capital Goods – 0.3%
CNH Industrial Capital Australia Pty Ltd, 2.1000%, 12/12/22	550,000	AUD	339,785
Consumer Cyclical – 6.2%
General Motors Financial Co Inc,
ICE LIBOR USD 3 Month + 0.8500%, 2.7280%, 4/9/21‡	1,000,000		900,266
Hyundai Capital America, ICE LIBOR USD 3 Month + 0.9400%, 2.8123%, 7/8/21‡	2,850,000		2,757,129
Volkswagen Financial Services Australia Pty Ltd, 3.3000%, 2/28/22	5,190,000	AUD	3,270,058
			6,927,453
Electric – 2.5%
ETSA Utilities Finance Pty Ltd,
90 Day Australian Bank Bill Rate + 1.0200%, 1.8300%, 8/29/22‡	1,050,000	AUD	642,737

Principal Amounts			Value
Corporate Bonds – (continued)
Electric – (continued)
NRG Energy Inc, 3.7500%, 6/15/24 (144A)	$2,100,000		$2,078,716
			2,721,453
Financial Institutions – 3.3%
Liberty Financial Pty Ltd, 5.1000%, 6/1/20	3,500,000	AUD	2,161,773
Liberty Financial Pty Ltd, 5.1000%, 4/9/21	2,350,000	AUD	1,479,853
			3,641,626
Government Sponsored – 8.0%
Bank of China Ltd/Macau,
ICE LIBOR USD 3 Month + 0.7500%, 2.4446%, 11/20/21‡	1,150,000		1,153,622
CNOOC Curtis Funding No 1 Pty Ltd, 4.5000%, 10/3/23	2,600,000		2,787,437
ICBCIL Finance Co Ltd, 3.6500%, 3/5/22	800,000		823,456
SGSP Australia Assets Pty Ltd, 3.3000%, 4/9/23	800,000		842,963
Sinopec Capital 2013 Ltd, 3.1250%, 4/24/23	3,130,000		3,225,841
			8,833,319
Industrial – 0.6%
Downer Group Finance Pty Ltd, 3.7000%, 4/29/26	1,100,000	AUD	680,830
Real Estate Investment Trusts (REITs) – 1.1%
Vicinity Centres Trust, 4.0000%, 4/26/27	1,950,000	AUD	1,271,024
Real Estate Management & Development – 0.5%
QIC Finance Shopping Center Fund Pty Ltd,
90 Day Australian Bank Bill Rate + 1.2700%, 2.1766%, 8/15/25‡	880,000	AUD	528,576
Supranational – 0.4%
Inter-American Development Bank, 5.5000%, 8/23/21	33,100,000	INR	432,830
Transportation – 2.6%
Sydney Airport Finance Co Pty Ltd, 3.6250%, 4/28/26 (144A)	2,700,000		2,894,010
Total Corporate Bonds (cost $54,043,708)			52,633,389
Commercial Paper – 1.4%
AutoNation Inc, 0%, 4/1/20 (Section 4(2))◊	1,000,000		999,906
General Motors Financial Co Inc, 0%, 4/1/20 (Section 4(2))◊	550,000		549,942
Total Commercial Paper (cost $1,549,853)			1,549,848
Total Investments (total cost $92,641,165) – 77.2%			85,553,962
Cash, Receivables and Other Assets, net of Liabilities – 22.8%			25,292,410
Net Assets – 100%			$110,846,372

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Australia	$58,383,485	68.3%
China	10,526,849	12.3
United States	7,718,789	9.0
Germany	3,270,058	3.8
Singapore	2,832,998	3.3
United Kingdom	2,821,783	3.3

Total	$85,553,962	100.0%

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, National Association:
Australian Dollar	5/27/20	1,900,000	$(1,135,468)	$32,958
Morgan Stanley & Co:
Australian Dollar	5/27/20	(101,850,000)	66,850,979	4,217,225
Australian Dollar	5/27/20	(870,000)	517,031	(17,985)
Euro	4/23/20	(900,000)	981,558	(11,633)
Indian Rupee	5/27/20	(21,300,000)	293,207	13,252

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Korean Won	5/27/20	(360,000,000)	$297,386	717
Thailand Baht	5/27/20	(12,500,000)	393,205	12,088

				4,213,664
Total				$4,246,622

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
10-Year US Treasury Note	11	6/30/20	$1,525,563	$57,234	$(1,547)
2-Year US Treasury Note	191	7/6/20	42,093,117	84,629	(5,969)
3-Year Australian Bond	82	6/15/20	5,904,853	32,538	2,486
Total				$174,401	$(5,030)

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
CDX.NA.IG.S33, Fixed Rate of 1.00%, Paid Quarterly	12/20/24	10,200,000	USD	$(207,257)	$240,482	$29,803

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2020

Market Value(a)
Credit default swaps, buy protection	$ (15,837)
Forward foreign currency exchange contracts, purchased	2,957,171
Forward foreign currency exchange contracts, sold	84,646,799
Futures contracts, purchased	91,407,504
Futures contracts, sold	42,602,609
Interest rate swaps, pay fixed rate/receive floating rate	(126,654)
Interest rate swaps, receive fixed rate/pay floating rate	127,337
Purchased options contracts, call	25,816
Purchased options contracts, put	320,500
Written options contracts, call	11,222
Written options contracts, put	110,155
Written swaption contracts, call	206

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2020 is $4,972,726, which represents 4.5% of net assets.

4(2)

Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended March 31, 2020 is

$1,549,848, which represents 1.4% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

◊	Zero coupon bond.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$31,370,725	$-
Corporate Bonds	-	52,633,389	-
Commercial Paper	-	1,549,848	-
Total Investments in Securities	$-	$85,553,962	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	4,276,240	-
Variation Margin Receivable	2,486	29,803	-
Total Assets	$2,486	$89,860,005	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$29,618	$-
Variation Margin Payable	7,516	-	-
Total Liabilities	$7,516	$29,618	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.